Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,749,217
Proposed Maximum Offering Price per Unit	1.76
Maximum Aggregate Offering Price	$ 4,838,621.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 668.21
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement includes an indeterminate number of additional shares which may be offered to prevent dilution from stock splits, stock dividends, recapitalization or other similar transactions effected without consideration that results in an increase in the number of the Registrant's outstanding Common Stock. (b) The quantity of Common Stock registered represents the additional shares to be registered of Common Stock available for issuance under the Aemetis, Inc. Amended and Restated 2019 Stock Plan resulting from an automatic annual increase. (c) The estimate of the offer price per unit is made pursuant to Rules 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices of the Registrant's common stock as reported by NASDAQ on March 12, 2026.